Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	381 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index ex USA Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI All Country World Index ex USA Growth Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	25.65%	4.01%	7.92%
Lipper Variable Annuity Underlying International Multi-Cap Growth Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	23.07%	4.08%	7.27%
T. Rowe Price International Stock Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.41%	3.92%	7.10%
Performance Inception Date				Mar. 31, 1994